Equity - Summary of Movements in Ordinary Share Capital (Parenthetical) (Details) - Private Placement - $ / shares	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2021
Disclosure Of Movements Of Shares In Share Trust [Line Items]
Number of shares issued and fully paid (in shares)	201,137,412	86,666,667
Exercise price (in australian dollars per share)	$ 0.30	$ 0.75	$ 2.30